Organization (Details) - CNY (¥) ¥ in Thousands								12 Months Ended
	Dec. 22, 2025	Jul. 23, 2025	Jun. 20, 2025	May 21, 2025	Jan. 31, 2025	Jan. 02, 2025	Dec. 27, 2023	Dec. 31, 2025
Organization [Line Items]
Date of incorporation								Apr. 10, 2007
Guangdong Meidiya Investment Co., Ltd. [Member]
Organization [Line Items]
Cash consideration (in Yuan Renminbi)					¥ 30,240
Percentage of equity interests					100.00%
Fanhua Insurance Surveyors & Loss Adjustors Co., Ltd. [Member]
Organization [Line Items]
Percentage of equity interests					44.70%			44.70%
Sale of shares							568,226,628
Highest Performances Holdings Inc. [Member]
Organization [Line Items]
Percentage of equity interests							50.07%
Sale of shares							284,113,314
Infinew Limited [Member]
Organization [Line Items]
Issuance of ordinary shares						1,225,000
Class A Ordinary Shares [Member]
Organization [Line Items]
Reverse share split effective			3,156,814	1,420,567
Class B Ordinary Shares [Member]
Organization [Line Items]
Sale of shares								2,500,000
Issuance of ordinary shares						1,225,000
Class B Ordinary Shares [Member] | Infinew Limited [Member]
Organization [Line Items]
Issuance of ordinary shares						2,500,000
Class B Ordinary Shares [Member] | MAASE Inc. [Member]
Organization [Line Items]
Issuance of ordinary shares						1,275,000
Class B Ordinary Shares [Member] | MAASE Inc. [Member] | MAASE Inc. [Member]
Organization [Line Items]
Issuance of ordinary shares						1,275,000
Private Placement Offering [Member] | Class A Ordinary Shares [Member]
Organization [Line Items]
Issuance of ordinary shares								10,000,000
Private Placement Offering [Member] | Class A Ordinary Shares [Member] | MAASE Inc. [Member]
Organization [Line Items]
Sale of shares		10,000,000
Expansion Group Ltd [Member] | Class B Ordinary Shares [Member]
Organization [Line Items]
Number of percentage								23.88%
Equity interests								65.49%
Diluted								7.85%
Voting power								16.75%
Expansion Group Ltd [Member] | Class B Ordinary Shares [Member] | MAASE Inc. [Member]
Organization [Line Items]
Sale of shares	5,000,000
Guangdong Meidiya Investment Co., Ltd. [Member]
Organization [Line Items]
Equity interests					100.00%